UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
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Check here if Amendment []: Amendment Number:
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       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       August 14, 2012
---------------------------------  -----------------------    ---------------
           [Signature]                  [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              21
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Form 13F Information Table Value Total:          $1,154,838
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                            ANCHORAGE CAPITAL GROUP, L.L.C.
                                                              FORM 13F INFORMATION TABLE
                                                              Quarter Ended June 30, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
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CENTRAL PAC FINL CORP        COM NEW          154760409  133,619  9,463,095 SH       SOLE                 9,463,095
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167BZ9   12,852 15,000,000 PRN      SOLE                                     NONE
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167CA3    2,728  3,248,000 PRN      SOLE                                     NONE
DELPHI AUTOMOTIVE PLC        SHS              G27823106  100,730  3,950,194 SH       SOLE                 3,950,194
DORAL FINL CORP              COM NEW          25811P886    7,374  4,916,092 SH       SOLE                 4,916,092
EXPRESS SCRIPTS HLDG CO      COM              30219G108   66,996  1,200,000 SH  CALL SOLE                 1,200,000
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302   15,788  2,567,208 SH       SOLE                 2,567,208
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   12,726  1,154,638 SH       SOLE                   1154638
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    7,828  1,154,638 SH       SOLE                 2,309,276
GENERAL MTRS CO              COM              37045V100    7,494    380,000 SH  PUT  SOLE                   380,000
HAMPTON ROADS BANKSHARES INC COM NEW          409321502   28,767 26,391,439 SH       SOLE                26,391,439
KB HOME                      COM              48666K109    4,900    500,000 SH  PUT  SOLE                   500,000
LEAR CORP                    COM NEW          521865204   21,540    570,900 SH       SOLE                   570,900
LOUISIANA PAC CORP           COM              546347105   69,904  6,425,000 SH       SOLE                 6,425,000
NORTEK INC                   COM NEW          656559309   68,440  1,367,698 SH       SOLE                 1,367,698
SPDR S&P 500 ETF TR          TR UNIT          78462F103  313,042  2,300,000 SH  PUT  SOLE                 2,300,000
SPIRIT AIRLS INC             COM              848577102   29,190  1,500,000 SH       SOLE                 1,047,300        452,700
STERLING FINL CORP WASH      COM NEW          859319303   42,932  2,272,727 SH       SOLE                 2,272,727
SUN BANCORP INC              COM              86663B102   22,674  8,460,421 SH       SOLE                 8,460,421
SYNOVUS FINL CORP            COM              87161C105   73,274 37,007,000 SH       SOLE                37,007,000
TRANSOCEAN LTD               REG SHS          H8817H100  112,040  2,504,817 SH       SOLE                 2,504,817